Related-Party Transactions	Nov. 18, 2019
Related Party Transactions [Abstract]
Related-Party Transactions
Note 20. Related-Party Transactions
Virginia Power and Dominion Energy Gas engage in related-party transactions primarily with other Dominion Energy subsidiaries (affiliates). Virginia Power’s and Dominion Energy Gas’ receivable and payable balances with affiliates are settled based on contractual terms or on a monthly basis, depending on the nature of the underlying transactions. Virginia Power and Dominion Energy Gas are included in Dominion Energy’s consolidated federal income tax return and, where applicable, combined income tax returns for Dominion Energy are filed in various states. Dominion Energy’s transactions with equity method investments are described in Note 10. A discussion of significant related-party transactions follows.
Virginia Power
Transactions with Affiliates
Virginia Power transacts with affiliates for certain quantities of natural gas and other commodities in the ordinary course of business. Virginia Power also enters into certain commodity derivative contracts with affiliates. Virginia Power uses these contracts, which are principally comprised of forward commodity purchases, to manage commodity price risks associated with purchases of natural gas. At September 30, 2019, Virginia Power’s derivative assets and liabilities with affiliates were $3 million and $18 million, respectively. At December 31, 2018, Virginia Power’s derivative assets and liabilities with affiliates were $26 million and $10 million, respectively. See Note 9 for more information.
Virginia Power participates in certain Dominion Energy benefit plans described in Note 21 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019. At September 30, 2019 and
December 31, 2018, amounts due to Dominion Energy associated with the Dominion Energy Pension Plan and included in other deferred credits and other liabilities in the Consolidated Balance Sheets were $750 million and $632 million, respectively. At September 30, 2019 and December 31, 2018, Virginia Power’s amounts due from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan and included in other deferred charges and other assets in the Consolidated Balance Sheets were $272 million and $254 million, respectively.
DES and other affiliates provide accounting, legal, finance and certain administrative and technical services to Virginia Power. In addition, Virginia Power provides certain services to affiliates, including charges for facilities and equipment usage.
The financial statements for all years presented include costs for certain general, administrative and corporate expenses assigned by DES to Virginia Power on the basis of direct and allocated methods in accordance with Virginia Power’s services agreements with DES. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DES resources that is attributable to the entity, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DES service. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable.
Presented below are Virginia Power’s significant transactions with DES and other affiliates:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Commodity purchases from affiliates	$170	$196	$561	$733
Services provided by affiliates (1)	107	106	387	338
Services provided to affiliates	5	6	19	17
(1)
Includes capitalized expenditures of $33 million and $34 million for the three months ended September 30, 2019 and 2018, respectively, and $100 million and $109 million for the nine months ended September 30, 2019 and 2018, respectively.

Virginia Power has borrowed funds from Dominion Energy under short-term borrowing arrangements. There were $9 million and $224 million in short-term demand note borrowings from Dominion Energy as of September 30, 2019 and December 31, 2018, respectively. Virginia Power had no outstanding borrowings, net of repayments, under the Dominion Energy money pool for its nonregulated subsidiaries as of September 30, 2019 and December 31, 2018. Interest charges related to Virginia Power’s borrowings from Dominion Energy were immaterial for the three and nine months ended September 30, 2019 and 2018.
There were no issuances of Virginia Power’s common stock to Dominion Energy for the three and nine months ended September 30, 2019 and 2018.
Dominion Energy Gas
Transactions with Related Parties
Dominion Energy Gas transacts with affiliates for certain quantities of natural gas and other commodities at market prices in the ordinary course of business. Additionally, Dominion Energy Gas provides transportation and storage services to affiliates. Dominion Energy Gas also enters into certain other contracts with affiliates and related parties, including construction services, which are presented separately from contracts involving commodities or services. As of September 30, 2019 and December 31, 2018, all of Dominion Energy Gas’ commodity derivatives were with affiliates. See Notes 7 and 9 for more information. See Note 10 for information regarding transactions with Atlantic Coast Pipeline.
Dominion Energy Gas participates in certain Dominion Energy benefit plans as described in Note 21 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019. At September 30, 2019 and December 31, 2018, amounts due from Dominion Energy associated with the Dominion Energy Pension Plan included in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $323 million and $319 million, respectively. At September 30, 2019 and December 31, 2018, Dominion Energy Gas’ amounts due from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan included in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $15 million and $13 million, respectively. In addition, there are amounts due to East Ohio from Dominion Energy in relation to these plans. As a result of the Dominion Energy Gas Restructuring, at September 30, 2019 and December 31, 2018, there was $455 million and $442 million included in noncurrent assets of discontinued operations in the Consolidated Balance Sheets relating to the Dominion Energy Pension Plan, respectively. Amounts due to East Ohio from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan included in noncurrent assets of discontinued operations in the Consolidated Balance Sheets at both September 30, 2019 and December 31, 2018, were $4 million
DES, DECGS, DEQPS and other affiliates provide accounting, legal, finance, marketing and certain operational, administrative and technical services to Dominion Energy Gas. Dominion Energy Gas provides certain services to related parties, including technical services.
The financial statements for all years presented include costs for certain general, administrative and corporate expenses assigned by DES, DECGS and DEQPS to Dominion Energy Gas on the basis of direct and allocated methods in accordance with Dominion Energy Gas’ services agreements with DES, DECGS and DEQPS. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DES, DECGS and DEQPS resources that are attributable to the entity, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DES, DECGS and DEQPS service. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable.
Presented below are Dominion Energy Gas’ significant transactions with DES, DECGS, DEQPS and other affiliates and related parties:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Sales of natural gas and transportation and storage services to affiliates	$60	$39	$187	$124
Services provided by related parties (1)	41	40	145	128
Services provided to related parties (2)	38	65	128	197
(1)
Includes capitalized expenditures of $9 million
for both the three months ended September 30, 2019 and 2018 and
$20 million and $27
million for the nine months ended September 30, 2019 and 2018, respectively.

(2)	Includes amounts attributable to Atlantic Coast Pipeline, a related-party VIE.
The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

	September 30, 2019	December 31, 2018
(millions)
Other receivables (1)	$9	$13
Imbalances receivable from affiliates	7	16
Imbalances payable to affiliates (2)	1	4
(1)	Represents amounts due from Atlantic Coast Pipeline, a related-party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
Affiliated receivables at September 30, 2019 and December 31, 2018 included $13 million and $7 million, respectively, of accrued unbilled revenue. This revenue is based on estimated amounts of services provided but not yet billed to various affiliates.
Dominion Energy Gas’ borrowings under the intercompany revolving credit agreement with Dominion Energy were $160
m
illion
and $218 million as
 of September 30, 2019 and December 31, 2018
, respectively
. Interest charges related to Dominion Energy Gas’ total borrowings from Dominion Energy were less than
$1 million for the three months ended September 30, 2019 and 2018 and $2 million and less than
$1 million for the nine months ended September 30, 2019 and 2018, respectively.
DCPI’s borrowings under intercompany revolving credit agreements with Dominion Energy totaled $2.9 billion at both September 30, 2019 and December 31, 2018. Interest charges related to DCPI’s total borrowings from Dominion Energy and subsidiaries totaled $30 million and $88 million for the three and nine months ended September 30, 2019, respectively, and totaled $25 million and $72 million for the three and nine months ended September 30, 2018, respectively. In October 2019, DCPI repaid the outstanding balance and accrued interest utilizing funds from a capital contribution from Dominion Energy.
DMLPHCII’s total borrowings under an intercompany revolving credit agreement with Dominion Energy totaled $22 million at both September 30, 2019 and December 31, 2018. Interest charges related to DMLPHCII’s total borrowings from Dominion Energy were less than $1 million for both the three months ended September 30, 2019 and 2018 and were $1 million for both the nine months ended September 30, 2019 and 2018. In October 2019, DMLPHCII repaid the outstanding balance and accrued interest utilizing funds from a capital contribution from Dominion Energy.
Affiliated notes receivable

from East Ohio and DGP for borrowings under intercompany revolving credit agreements with Dominion Energy Gas were $
655
million and $
704
million as of September
30
,
2019
and December
31
,
2018
, respectively.
Interest income the promissory notes receivable was
$50 million and $148 million for the three and nine months ended September 30, 2019 and $22 million and $60 million for three and nine months ended September 30, 2018, respectively.
In September 2019, Dominion Energy repaid its $3.0 billion promissory note to Cove Point and the proceeds were used by Cove Point to
repay the $3.0 billion term loan.
Total interest income earned on the promissory note for the three and nine months ending September 30, 2019 were
$
30
million and $
88
 million, respectively.
In January
2019, Dominion Energy Midstream entered into a $400 million promissory note with Dominion Energy that matures on January 31, 2022. The interest rate is a fixed 3.5% per annum. As of September 30, 2019, $395 million of the promissory note remained outstanding. Interest charges
of $4 million and $9 million were incurred for the three and nine months ended September 30, 2019, respectively. In October 2019, Dominion Energy Midstream repaid the outstanding balance and accrued interest utilizing funds from a capital contribution from Dominion Energy.
For the nine months ended September 30, 2019 and 2018, Dominion Energy Gas, including entities acquired in the Dominion Energy Gas Restructuring, distributed $551 million and $143 million to Dominion Energy, respectively.